Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of
Trustees of Infinity Core Alternative
Fund
In planning and performing our audit of
the financial statements of Infinity Core
Alternative Fund (the Company) as of
and for the year ended March 31, 2025,
in accordance with the standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Company's internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing our
auditing procedures for the purpose of
expressing our opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but not
for the purpose of expressing an opinion
on the effectiveness of the Company's
internal control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Company is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this
responsibility, estimates and judgments
by management are required to assess
the expected benefits and related costs
of controls. A company's internal
control over financial reporting is a
process designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with U.S.
generally accepted accounting
principles. A company's internal control
over financial reporting includes those
policies and procedures that (1) pertain
to the maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with U.S. generally accepted
accounting principles, and that receipts
and expenditures of the company are
being made only in accordance with
authorizations of management and
trustees of the company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or that
the degree of compliance with the
policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility that
a material misstatement of the
Company's annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Company's
internal control over financial reporting
was for the limited purpose described in
the first paragraph and would not
necessarily disclose all deficiencies in
internal control that might be material
weaknesses under standards established
by the PCAOB. However, we noted no
deficiencies in the Company's internal
control over financial reporting and its
operation, including controls over
safeguarding securities, that we consider
to be a material weakness as defined
above as of March 31, 2025.
This report is intended solely for the
information and use of management and
the Board of Trustees of Infinity Core
Alternative Fund and the Securities and
Exchange Commission and is not
intended to be and should not be used by
anyone other than these specified
parties.
/s/ ERNST&YOUNG LLP
Chicago, Illinois
May 30, 2025